Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Impairment intangible assets	R$ 0
Goodwill [member]
IfrsStatementLineItems [Line Items]
Description of significant estimate	An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2025, or a decrease of 25 basis points on perpetuity growth rate or EBITDA growth rate would not have significant impacts on Company’s impairment testing.